Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenue - Schedule of Disaggregation of Revenue

The following table shows the Group’s revenues disaggregated by product or service type:

Disaggregation of revenue	Typical payment	At one point in time			Total
USD'000		2023	2022	2021	2023	2022	2021
Secure Microcontrollers Segment
Secure chips	Upon delivery	20,927	18,336	14,850	20,927	18,336	14,850
Total Secure Microcontrollers Segment		20,927	18,336	14,850	20,927	18,336	14,850
All Other Segment
Secure chips	Upon delivery	9,117	4,862	2,145	9,117	4,862	2,145
Certificates	Upon issuance	14	—	—	14	—	—
Total All Other Segment		9,131	4,862	2,145	9,131	4,862	2,145
Total Revenue		30,058	23,198	16,995	30,058	23,198	16,995

Revenue - Schedule of Disaggregation of Revenue by Geographic Areas

The following table shows the Group’s revenues disaggregated by geography, based on our customers’ billing addresses:

Net sales by region	12 months ended December 31,
USD'000	2023	2022	2021
Secure Microcontrollers Segment
Europe, Middle East and Africa	3,548	2,922	2,981
North America	15,962	13,408	10,234
Asia Pacific	1,341	1,939	1,588
Latin America	76	67	47
Total Secure Microcontrollers segment revenue	20,927	18,336	14,850
All Other Segment
Europe, Middle East and Africa	6,437	3,855	1,274
North America	569	201	397
Asia Pacific	2,125	806	474
Total All Other segment revenue	9,131	4,862	2,145
Total net sales	30,058	23,198	16,995

Revenue - Schedule of Contract Assets, Deferred Revenue and Contract Liability

Our contract assets, deferred revenue and contract liability consist of:

	As at December 31,	As at December 31,
USD'000	2023	2022
Trade accounts receivable
Trade accounts receivable - Secure Microcontrollers Segment	3,553	1,794
Trade accounts receivable - All Other Segment	1,550	475
Total trade accounts receivable	5,103	2,269
Customer contract liabilities - current	125	84
Total customer contract liabilities	125	84